BETTER 10K - CONVERTIBLE PREFERRED STOCK (Tables)	6 Months Ended
Jun. 30, 2023
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock and Warrants Outstanding	The Company had outstanding the following series of convertible preferred stock:As of June 30, 2023December 31, 2022(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)June 30, 2023December 31, 2022StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931 The Company had outstanding the following series of convertible preferred stock:As of December 31,20222021(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingSharesAuthorizedShares Issued andoutstandingSeries D Preferred Stock8,564,688 7,782,048 8,564,688 7,782,048 Series D-1 Preferred Stock8,564,688 — 8,564,688 — Series D-2 Preferred Stock6,970,478 6,671,168 6,970,478 6,671,168 Series D-3 Preferred Stock299,310 299,310 299,310 299,310 Series D-4 Preferred Stock347,451 347,451 347,451 347,451 Series D-5 Preferred Stock347,451 — 347,451 — Series C Preferred Stock43,495,421 32,761,731 43,495,421 32,761,731 Series C-1 Preferred Stock43,495,421 2,924,746 43,495,421 2,924,746 Series C-2 Preferred Stock6,093,219 4,586,357 6,093,219 4,586,357 Series C-3 Preferred Stock6,458,813 2,737,502 6,458,813 2,737,502 Series C-4 Preferred Stock710,294 710,294 710,294 710,294 Series C-5 Preferred Stock6,093,219 1,506,862 6,093,219 1,506,862 Series C-6 Preferred Stock6,458,813 3,721,311 6,458,813 3,721,311 Series C-7 Preferred Stock3,217,220 1,462,373 3,217,220 1,462,373 Series B Preferred Stock13,005,760 9,351,449 13,005,760 9,351,449 Series B-1 Preferred Stock4,100,000 3,654,311 4,100,000 3,654,311 Series A Preferred Stock30,704,520 22,661,786 30,704,520 22,661,786 Series A-1 Preferred Stock8,158,764 7,542,734 8,158,764 7,542,734 Total convertible preferred stock197,085,530 108,721,433 197,085,530 108,721,433 Convertible Preferred Stock Warrants—The Company had outstanding the following convertible preferred stock warrants:No. Warrants(Amounts in thousands, except no. warrants and strike prices)As of December 31, IssuanceShare ClassIssue DateExpiration Date20222021StrikeValuation at IssuanceSeptember 2018Series C Preferred9/28/20189/28/2028756,500 756,500 $1.81 $170 February 2019Series C Preferred2/6/20199/28/202850,320 50,320 $1.81 $12 March 2019Series C Preferred3/29/20193/29/2026375,000 375,000 $3.42 $87 April 2019Series C Preferred4/17/20194/17/20291,169,899 1,169,899 $3.42 $313 March 2020Series C Preferred3/25/20203/25/2027134,212 134,212 $5.00 $201 Total2,485,931 2,485,931
Schedule of Assumptions Used to Value Warrants	The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:June 30, 2023(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.44% -98.74%86.5 %Bifurcated derivativeRisk free rate5.36%5.4 %Expected term (years)0.25 0.25 Fair value of new preferred or common stock$4.94 - $12.54$5.67 Convertible preferred stock warrantsRisk free rate4.07% - 4.31%4.2 %Volatility rate36.9% - 74.6%65.0 %Expected term (years)3.74 - 5.244.4 Fair value of common stock $0.00 - $4.12$1.73 December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75 0.75 Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94% - 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: (Amounts in thousands, except per share amounts)June 30, 2023December 31, 2022IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.46 $1,105 $1.66 $1,256 February 2019$1.46 73 $1.66 84 March 2019$1.00 375 $1.06 397 April 2019$1.00 1,170 $1.06 1,240 March 2020$0.80 107 $0.89 119 Total$2,830 $3,096 The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:December 31, 2022(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor14.66% -96.57%79.6 %Bifurcated derivativeRisk free rate4.69%4.69 %Expected term (years)0.75%0.75 %Fair value of new preferred or common stock$10.63 - $19.05$9.77 Convertible preferred stock warrantsRisk free rate3.94%- 4.04%4.00 %Volatility rate40.4% - 123.8%65.0 %Expected term (years)4.24- 5.744.8 Fair value of common stock$0.00 - $6.60$1.60 December 31, 2021(Amounts in dollars, except percentages)RangeWeighted AverageLevel 3 Financial Instruments:IRLCsPull-through factor5.01% - 99.43%83.5 %Convertible preferred stock warrantsRisk free rate0.19% - 0.73%0.27 %Volatility rate32.8% - 120.3%65.0 %Expected term (years)0.5 - 2.00.7 Fair value of common stock$6.80 - $29.42$14.91 The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below: December 31,(Amounts in thousands, except per share amounts)20222021IssuanceFair value per shareFair ValueFair value per shareFair ValueSeptember 2018$1.66 $1,256 $13.70 $10,364 February 2019$1.66 84 $13.70 689 March 2019$1.06 397 $12.54 4,703 April 2019$1.06 1,240 $12.54 14,671 March 2020$0.89 119 $11.70 1,570 Total$3,096 $31,997